Note 9 - Employee Benefits (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Health Insurance Coverage Expense			$ 2,697,167	$ 3,165,736	$ 3,549,189
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 65,416	66,804	68,467
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		2,000	2,000
Share-based Payment Arrangement, Expense			$ 335,519	$ 142,242	$ 980,549
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				0	0
Services and Performance Based Shares [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			3 years 10 months 24 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 1,300,000	$ 1,300,000
The 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)	500,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expense			$ 108,801	$ 131,162	$ 124,838
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			363,365
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				1 year
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			30,055	58,880	30,360
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		333,310
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		4 years